DISPOSAL OF SUBSIDIARIES (Details) - EUR (€) € in Millions			12 Months Ended
	Sep. 29, 2023	Feb. 02, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Gains (losses) on disposal of subsidiary			€ 29.0	€ (4.0)	€ (3.0)
Proceeds net of cash disposed for disposal of subsidiary	€ 47.0
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gains (losses) on disposal of subsidiary	36.0	€ (5.0)
Proceeds net of cash disposed for disposal of subsidiary		0.3
Total cash consideration for disposal of subsidiary	50.0	1.6
Total net assets of disposal of subsidiary	€ 12.0	€ 5.9